GOODWILL (Details) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Goodwill
Goodwill	$ 120,449	$ 31,954
Argentina
Goodwill
Goodwill	119,678	31,273
Argentina | Merger between Telecom and Cablevision
Goodwill
Goodwill	88,068
Argentina | Cablevision
Goodwill
Goodwill	31,606
Argentina | Tuves Paraguay
Goodwill
Goodwill	4
Uruguay
Goodwill
Goodwill	$ 771	$ 681